Notes and Accrued Interest Receivable – Related Party	3 Months Ended
Mar. 31, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Notes and Accrued Interest Receivable – Related Party

Note 4 – Notes and Accrued Interest Receivable – Related Party

The Company currently has notes receivable due from two (2) separate parties.

EzFill Holdings, Inc.

Our Chief Executive Officer has an approximate 20% ownership in EZFL and we are a material lender to EZFL’s operations.

All advances made to EZFL mature 2 months from the issuance date. The notes are automatically renewable for 2 month periods until repaid. The notes bear interest at 8% for the first nine (9) months outstanding, then increase to 18%. These advances are unsecured and considered short term. None of the advances are in default.

The Company has two (2) sources of income from the issuance of these notes to EZFL.

Accrued Interest Receivable/Interest Income

The Company records interest income based on the stated value of the note and applies the interest rate.

Original Issue Discount/Accretion Income

Since the advances made have an original issue discount feature, the Company recognizes that discount into earnings over the initial two (2) month term of the advance.

During the three months ended March 31, 2024 and 2023, the Company recorded accretion income – related party of $418,724 and $0, respectively.

Balance Labs, Inc.

This entity is controlled by our principal stockholder and Chief Executive Officer who is also the Chief Executive Officer of Balance Labs, Inc.

The notes bear interest at 8% - 10%. These advances are unsecured and considered short term. All advances were made prior to December 31, 2019 totaling $185,000 and are in default.

The Company has determined that based upon Balance Labs, Inc.’s financial position none of the outstanding advances are likely to be repaid. As a result, the Company has fully reserved these notes and related accrued interest receivable.

The Company has one (1) source of income from the issuance of these notes to Balance Labs, Inc.

Accrued Interest Receivable/Interest Income

The Company records interest income based on the stated value of the note and applies the interest rate.

Given Balance Labs, Inc.’s inability to repay the advances, the Company continues to accrue interest resulting in an increase in the note and accrued interest receivable total balance, however, each of these increases is immediately reserved, resulting in an increase of the allowance for doubtful accounts.

The following is a summary of the Company’s Notes and Accrued Interest Receivable – Related Parties at March 31, 2024 and December 31, 2023, respectively.

	Note Receivable and Accrued Interest	Note Receivable and Accrued Interest		Notes Receivable and Accrued
	Receivable Related Party	Receivable Related Party	Allowance for	Interest Receivable Related
	EzFill Holdings	Balance Labs	Doubtful Accounts	Parties - net Total
Balance - December 31, 2022	$-	$291,841	$(291,841)	$-
Advances	2,585,000	-	-	2,585,000
Interest receivable	54,150	17,257	(17,257)	54,150
Original issue discount on advances	(56,475)	-	-	(56,475)
Balance - December 31, 2023	2,582,675	309,098	(309,098)	2,582,675
Advances	1,375,000	-	-	1,375,000
Original issue discount on advances	(125,000)	-	-	(125,000)
Interest receivable	64,831	4,443	(4,443)	64,831
Accretion income	418,724	-	-	418,724
Balance - March 31, 2024	$4,316,230	$313,541	$(313,541)	$4,316,230

At March 31, 2024 and December 31, 2023, accrued interest receivable was $118,981 and $54,150, respectively.

For the three months ended March 31, 2024 and 2023, the Company recorded interest and accretion income of $483,555. and $0, respectively.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(UNAUDITED)